Related Party Transactions (Details)			3 Months Ended			9 Months Ended	12 Months Ended
	Oct. 10, 2023 USD ($)	Jul. 06, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 29, 2022 USD ($)	Sep. 29, 2023 USD ($) shares	Jun. 30, 2023 USD ($) ft² shares	Jun. 30, 2022 USD ($)	Jul. 28, 2022 shares	Jun. 28, 2022 USD ($) shares	May 15, 2022 USD ($)
Related Party Transactions (Details) [Line Items]
Payment payable			$ 1,000,000					$ 1,000,000
Account payable			833,333					833,333
Payment in the amount			50,000					50,000
Services payable											$ 10,000,000
Service agreement											8,333,331
Accrued costs			$ 120,980		$ 28,921			$ 116,482	$ 28,921
Owned percentage			71.80%		95.30%			92.10%	95.30%
Lease square feet office (in Square Feet) | ft²								428
lease payment		$ 2,000
Lease liability			$ 0					$ 0
Rent expense			$ 2,000	$ 6,000	$ 0	$ 0		22,000
Account payable							$ 1,640,128	833,333	$ 916,666
Prepaid expense											$ 833,333
Cost reimbursement receivable												$ 27,169
Outstanding balance lease payments								$ 22,000
Series AA Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Preferred stock shares outstanding (in Shares) | shares			0				9,750,000	1,203,695		105,000,000	105,000,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Business combination	$ 9,334,475
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance of lease payments			$ 24,000					$ 22,000